Segment Data - Financial Information for Company's Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting Information [Line Items]
Revenues	$ 8,446	$ 8,054	$ 7,708
Income From Continuing Operations Before Income Taxes	1,522	1,165	1,472
Total Segment Assets	12,447	12,149	11,361
Total Capital Expenditures	592	522	487
Total Depreciation and Amortization	562	546	511
Medical [Member]
Segment Reporting Information [Line Items]
Revenues	4,573	4,306	4,091
Life Sciences [Member]
Segment Reporting Information [Line Items]
Revenues	3,872	3,748	3,618
Corporate and All Other [Member]
Segment Reporting Information [Line Items]
Income From Continuing Operations Before Income Taxes	(630)	(976)	(605)
Total Segment Assets	3,997	3,792	3,247
Total Capital Expenditures	16	9	10
Total Depreciation and Amortization	18	19	18
Operating Segments [Member]
Segment Reporting Information [Line Items]
Income From Continuing Operations Before Income Taxes	2,152	2,140	2,077
Total Segment Assets	8,451	8,357	8,114
Operating Segments [Member] | Medical [Member]
Segment Reporting Information [Line Items]
Revenues	4,573	4,306	4,091
Income From Continuing Operations Before Income Taxes	1,291	1,233	1,162
Total Segment Assets	4,668	4,582	4,245
Total Capital Expenditures	420	354	363
Total Depreciation and Amortization	293	259	240
Operating Segments [Member] | Life Sciences [Member]
Segment Reporting Information [Line Items]
Revenues	3,872	3,748	3,618
Income From Continuing Operations Before Income Taxes	861	907	915
Total Segment Assets	3,783	3,776	3,869
Total Capital Expenditures	155	158	114
Total Depreciation and Amortization	$ 251	$ 267	$ 254